UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: The Paramount Building, 18C
         139 North County Road
         Palm Beach, FL  33480

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-653-8335

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     Palm Beach, FL     July 24, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $121,147 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     4518    73900 SH       SOLE                    73900        0        0
AMERICAN INTL GROUP INC        COM              026874107     6386   108150 SH       SOLE                   108150        0        0
AMGEN INC                      COM              031162100     2322    35600 SH       SOLE                    35600        0        0
BAUSCH & LOMB INC              COM              071707103     5960   121525 SH       SOLE                   121525        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      773      254 SH       SOLE                      254        0        0
EXXON MOBIL CORP               COM              30231G102      354     5772 SH       SOLE                     5772        0        0
FAIR ISAAC CORP                COM              303250104     5291   145710 SH       SOLE                   145710        0        0
GENERAL ELECTRIC CO            COM              369604103     1400    42470 SH       SOLE                    42470        0        0
GILEAD SCIENCES INC            COM              375558103     4881    82500 SH       SOLE                    82500        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      215     2800 SH       SOLE                     2800        0        0
JOHNSON & JOHNSON              COM              478160104    16645   277785 SH       SOLE                   277785        0        0
JP MORGAN CHASE & CO           COM              46625H100     4243   101025 SH       SOLE                   101025        0        0
MICROSOFT CORP                 COM              594918104     1413    60654 SH       SOLE                    60654        0        0
ONLINE RES CORP                COM              68273G101    10799  1044412 SH       SOLE                  1044412        0        0
ORACLE CORP                    COM              68389X105     6960   480300 SH       SOLE                   480300        0        0
PFIZER INC                     COM              717081103      600    25565 SH       SOLE                    25565        0        0
QUALCOMM INC                   COM              747525103     6315   157600 SH       SOLE                   157600        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105    11396   234000 SH       SOLE                   234000        0        0
SCHLUMBERGER LTD               COM              806857108    11748   180440 SH       SOLE                   180440        0        0
ST JUDE MED INC                COM              790849103     5187   160000 SH       SOLE                   160000        0        0
SUN MICROSYSTEMS INC           COM              866810104      166    40000 SH       SOLE                    40000        0        0
SUNCOR ENERGY INC              COM              867229106     9239   114050 SH       SOLE                   114050        0        0
TARO PHARMACEUTICAL INDS LTD   ORD              M8737E108     2414   227500 SH       SOLE                   227500        0        0
WORLD MOBILE NETW COM          COM              98153J107        5    38300 SH       SOLE                    38300        0        0
ZIMMER HLDGS INC               COM              98956P102     1917    33789 SH       SOLE                    33789        0        0